SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this 485BPOS semi annual filing updating its financials on its behalf by the undersigned, hereunto duly authorized in New York, New York, on the 23 rd. day of April, 1997.

                           EAST END MUTUAL FUNDS, INC.


                                      BY:    /s/ Aristides Matsis
                                                        President

                   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

             NAME                     TITLE               DATE

                                      Director,           4/23/97
        /S/ ARISTIDES M. MATSIS       President
                                      and Treasurer

                                      Director, Vice      4/23/97
        /S/ MICHAEL A. MATSIS         President and
                                      Secretary

                                      Director            4/23/97
        /S/ FREDERICK M. FISHER







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